SEGMENT INFORMATION (Details) (USD $)	9 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Segment Reporting Information [Line Items]
Revenue	$ 133,099,930		$ 71,960,751
Cost of revenues	102,397,164		99,022,311
Gross (loss) profit	30,702,766		(27,061,560)
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	93,951,366		50,725,532
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	39,148,564		21,235,219
Operating Segments [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	113,140,028		60,079,829
Cost of revenues	86,477,229		87,016,677
Gross (loss) profit	26,662,799		(26,936,848)
Operating Segments [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	39,148,564		21,235,219
Cost of revenues	33,799,568		21,359,931
Gross (loss) profit	5,348,996		(124,712)
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(19,188,662)		(9,354,297)
Cost of revenues	(17,879,633)		(9,354,297)
Gross (loss) profit	(1,309,029)
Elimination [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	(19,188,662)		(9,354,297)
Elimination [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue
Customer H [Member]
Segment Reporting Information [Line Items]
Revenue	19,573,703		12,242,947
Customer I [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	8,691,577
Customer O [Member]
Segment Reporting Information [Line Items]
Revenue	$ 13,391,019			[1]

[1]	Represents less than 10%